Interest in joint operations (Details) - ZAR (R) R in Millions			12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Statement of financial position
External non-current assets	R 301,193	R 391,953	R 301,193	R 391,953	R 357,978
Total assets	479,162	469,968	479,162	469,968
Shareholders' equity	159,248	225,795	159,248	225,795	228,608	R 217,234
Long-term liabilities	226,796	195,075	226,796	195,075
Total equity and liabilities	479,162	469,968	479,162	469,968
Summarised income statement
Turnover			190,367	203,576	181,461
Operating profit/(loss)			(111,030)	9,697	17,747
(Loss)/earnings before tax			(117,411)	9,231	15,704
Taxation			26,139	(3,157)	(5,558)
(Loss)/earnings for the year			(91,272)	6,074	10,146
Statement of cash flows
Cash flow from operations			36,546	48,988	46,638
Movement in working capital			5,838	2,410	(3,761)
Tax paid			(5,659)	(3,946)	(7,041)
Cash available from operating activities			30,571	43,418	34,306
Dividends paid			(31)	(9,952)	(7,952)
Cash retained from operating activities			29,730	31,943	25,629
Cash flow from investing activities			(38,550)	(56,412)	(53,979)
Cash flow from financing activities			25,112	23,131	15,112
Increase/(decrease) in cash and cash equivalents			19,899	(1,176)	R (12,284)
Joint Operations
Statement of financial position
External non-current assets	12,917	10,858	12,917	10,858
External current assets	1,682	1,651	1,682	1,651
Intercompany current assets	40	109	40	109
Total assets	14,639	12,618	14,639	12,618
Shareholders' equity	3,614	2,888	3,614	2,888
Long-term liabilities	9,224	8,001	9,224	8,001
Interest-bearing current liabilities	764	589	764	589
Non-interest-bearing current liabilities	557	737	557	737
Intercompany current liabilities	480	403	480	403
Total equity and liabilities	14,639	12,618	14,639	12,618
Summarised income statement
Turnover			4,221	4,135
Operating profit/(loss)			152	(2,323)
Other expenses			(545)	(444)
(Loss)/earnings before tax			(393)	(2,767)
Taxation			(66)	(62)
(Loss)/earnings for the year			(459)	(2,829)
Statement of cash flows
Cash flow from operations			1,008	1,337
Movement in working capital			(69)	(111)
Tax paid			(3)	(24)
Other expenses			(546)	(561)
Cash available from operating activities			390	641
Dividends paid			(166)	(230)
Cash retained from operating activities			224	411
Cash flow from investing activities			(763)	(843)
Cash flow from financing activities			621	(612)
Increase/(decrease) in cash and cash equivalents			82	(1,044)
Capital commitments	R 700	R 1,080	700	R 1,080
Gemini HDPE LLC
Joint operations
Interest in joint operation (as a percent)	50.00%	50.00%
Statement of financial position
External non-current assets	R 6,148		6,148
External current assets	82		82
Intercompany current assets	26		26
Total assets	6,256		6,256
Shareholders' equity	3,049		3,049
Long-term liabilities	2,958		2,958
Interest-bearing current liabilities	136		136
Non-interest-bearing current liabilities	113		113
Total equity and liabilities	R 6,256		6,256
Summarised income statement
Turnover			527
Operating profit/(loss)			(129)
Other expenses			(160)
(Loss)/earnings before tax			(289)
(Loss)/earnings for the year			(289)
Statement of cash flows
Cash flow from operations			1
Movement in working capital			11
Other expenses			(131)
Cash available from operating activities			(119)
Cash retained from operating activities			(119)
Cash flow from investing activities			(708)
Cash flow from financing activities			825
Increase/(decrease) in cash and cash equivalents			(2)
Sasol Canada
Joint operations
Interest in joint operation (as a percent)	50.00%	50.00%
Statement of financial position
External non-current assets	R 1,430		1,430
External current assets	191		191
Intercompany current assets	1		1
Total assets	1,622		1,622
Shareholders' equity	80		80
Long-term liabilities	1,446		1,446
Interest-bearing current liabilities	1		1
Non-interest-bearing current liabilities	95		95
Total equity and liabilities	R 1,622		1,622
Summarised income statement
Turnover			341
Operating profit/(loss)			(133)
Other expenses			(19)
(Loss)/earnings before tax			(152)
(Loss)/earnings for the year			(152)
Statement of cash flows
Cash flow from operations			(221)
Movement in working capital			(53)
Cash available from operating activities			(274)
Cash retained from operating activities			(274)
Cash flow from investing activities			122
Cash flow from financing activities			(2)
Increase/(decrease) in cash and cash equivalents			(154)
Natref
Joint operations
Interest in joint operation (as a percent)	64.00%	64.00%
Statement of financial position
External non-current assets	R 3,461		3,461
External current assets	325		325
Intercompany current assets	9		9
Total assets	3,795		3,795
Shareholders' equity	234		234
Long-term liabilities	2,823		2,823
Interest-bearing current liabilities	256		256
Non-interest-bearing current liabilities	268		268
Intercompany current liabilities	214		214
Total equity and liabilities	3,795		3,795
Summarised income statement
Turnover			2,157
Operating profit/(loss)			284
Other expenses			(207)
(Loss)/earnings before tax			77
Taxation			37
(Loss)/earnings for the year			114
Statement of cash flows
Cash flow from operations			956
Movement in working capital			(98)
Tax paid			(2)
Other expenses			(210)
Cash available from operating activities			646
Dividends paid			(166)
Cash retained from operating activities			480
Cash flow from investing activities			(519)
Cash flow from financing activities			77
Increase/(decrease) in cash and cash equivalents			38
Other Joint Operations
Statement of financial position
External non-current assets	1,878		1,878
External current assets	1,084		1,084
Intercompany current assets	4		4
Total assets	2,966		2,966
Shareholders' equity	251		251
Long-term liabilities	1,997		1,997
Interest-bearing current liabilities	371		371
Non-interest-bearing current liabilities	81		81
Intercompany current liabilities	266		266
Total equity and liabilities	R 2,966		2,966
Summarised income statement
Turnover			1,196
Operating profit/(loss)			130
Other expenses			(159)
(Loss)/earnings before tax			(29)
Taxation			(103)
(Loss)/earnings for the year			(132)
Statement of cash flows
Cash flow from operations			272
Movement in working capital			71
Tax paid			(1)
Other expenses			(205)
Cash available from operating activities			137
Cash retained from operating activities			137
Cash flow from investing activities			342
Cash flow from financing activities			(279)
Increase/(decrease) in cash and cash equivalents			R 200